ACQUISITIONS (Details 2) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Deferred acquisition costs and deposits (Note 4)	$ 22,100
Nature's Way Nursery of Miami, Inc. ("Nature's Way")
Disclosure of detailed information about business combination [line items]
Deferred acquisition costs and deposits (Note 4)	12,000
Form Factory, Inc. ("Form Factory")
Disclosure of detailed information about business combination [line items]
Deferred acquisition costs and deposits (Note 4)	10,000
NCC RE
Disclosure of detailed information about business combination [line items]
Deferred acquisition costs and deposits (Note 4)	$ 100